MORTGAGE NOTE PAYABLE (Summary of the Mortgage Note Payable) (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Iroquois Mortgage Loan [Member]	Dec. 31, 2012 London Interbank Offered Rate (LIBOR) [Member] Iroquois Mortgage Loan [Member]
Participating Mortgage Loans [Line Items]
Mortgage note payable	$ 9,043	$ 0	$ 9,043
Mortgage loan, maturity date			May 01, 2017
Mortgage note, annual interest rate (in hundredths)			2.82% [1]	0.208%
Mortgage loan, average monthly debt service			$ 38
Mortgage loan, description of variable rate basis			one-month London Interbank Offered Rate (“LIBOR”)
Mortgage loan, basis spread on variable rate (in hundredths)			2.61%

[1]	(1)One-month LIBOR of 0.208% (as of December 31, 2012) plus 2.61%